CONTINGENCIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2017
Contingencies And Commitments
CONTINGENCIES AND COMMITMENTS

NOTE 22

CONTINGENCIES AND COMMITMENTS

a) Lawsuits and legal procedures

As of the issuance date of these financial statements, the Bank and its affiliates were subject to certain legal actions in the normal course of their business. As of December 31, 2017, the Banks and its subsidiaries have provisions for this item of Ch$1,214.2 million and Ch$0 million, respectively (Ch$1,194 million and Ch$48 million as of December 31, 2016) which is included in “Provisions” in the Consolidated Statement of Financial Position as provisions for contingencies.

b) Contingent loans

The following table shows the Bank’s contractual obligations to issue loans:

	As of December 31,
	2017	2016
	MCh$	MCh$

Letters of credit issued	201,699	158,800
Foreign letters of credit confirmed	75,499	57,686
Guarantees	1,823,793	1,752,610
Personal guarantees	81,577	125,050
Subtotal	2,182,568	2,094,146
Available on demand credit lines	8,135,489	7,548,820
Other irrevocable credit commitments	260,691	260,266
Total	10,578,748	9,903,232

c) Held
securities

The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Third party operations
Collections	175,200	163,303
Assets from third parties managed by the Bank and its affiliates	1,660,804	1,586,405
Subtotal	1,836,004	1,749,708
Custody of securities
Securities held in custody	383,002	390,155
Securities held in custody deposited in other entity	760,083	687,610
Issued securities held in custody	22,046,701	18,768,572
Subtotal	23,189,786	19,846,337
Total	25,025,790	21,596,045

During 2017, the Bank classified the portfolios managed by private banking in “Assets from third parties managed by the Bank and its affiliates” (memo account). At the end of December 2017, the balance for this was Ch$ 1,660,768 million (Ch$ 1,586,370 million at December 31, 2016).

d) Guarantees

Banco Santander Chile has comprehensive officer fidelity insurance policy, No. 4505199, with the Chilena Consolidada de Seguros insurance company, for USD 50,000,000 which jointly covers both the Bank and its affiliates for the period from July 1, 2017 to June 30, 2018.

e)	Contingent loans and liabilities

To satisfy its clients’ needs, the Bank took on several contingent loans and liabilities that are not be recognized in the Consolidated Financial Statement of Financial Position; these contain loan risks and they are, therefore, part of the Bank`s global risk.